Related Party Transactions - Summary of Outstanding Balances with Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Joint operations [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	$ 40,513	$ 55,667
Amounts owing from related parties	15,474	18,089
Associates [member] | Trade payables [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	169,773	210,716
Associates [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Amounts owing to related parties	10,097	4,097
Amounts owing from related parties	33,486	12,939
Associates [member] | Trade receivables [member]
Disclosure of transactions between related parties [line items]
Amounts owing from related parties	$ 3,828	$ 3,932